Material Accounting Policies (Details 1) - CubeBio Co., Ltd. [Member]	12 Months Ended
Dec. 31, 2025
Software [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Patent [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Brand [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years